UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

EFMT DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001946154

EFMT 2025-NQM2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ________________

Robert A. Catarella, (203) 409-3596

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EFMT DEPOSITOR LLC

By: ELLINGTON MANAGEMENT GROUP, L.L.C., as its manager

Date: June 4, 2025	/s/ Robert A. Catarella
Name: Robert A. Catarella
Title: Managing Director

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Narrative
99.02	AMC Rating Agency Grades Report
99.03	AMC Exception Grades Report
99.04	AMC Valuation Summary Report
99.05	AMC Supplemental Data Report
99.06	AMC Business Purpose Report

99.07	Clarifii LLC (“Clarifii”) Narrative
99.08	Clarifii ATR or QM Report
99.09	Clarifii Business Purpose Report
99.10	Clarifii Data Compare Report
99.11	Clarifii RA Grades Summary Report
99.12	Clarifii RA Grades Detail Report
99.13	Clarifii Supplemental Data Report
99.14	Clarifii Valuation Report

99.15	Clayton Services LLC (“Clayton”) Narrative
99.16	Clayton Conditions Summary Report
99.17	Clayton Conditions Detail Report
99.18	Clayton Loan Grades Report
99.19	Clayton Standard Upload Report
99.20	Clayton Valuation Summary Report
99.21	Clayton Rating Agency ATR QM Report
99.22	Clayton Non ATR QM Report
99.23	Clayton Loan Level Tape Report

99.24	Consolidated Analytics, Inc (“CA”) Narrative
99.25	CA Exception Report
99.26	CA MLPSA Extract Report
99.27	CA Rating Agency Grades Report
99.28	CA Valuations Summary Report
99.29	CA Data Compare Report

99.30	Evolve Mortgage Services (“Evolve”) Narrative
99.31	Evolve Rating Agency Grades Report
99.32	Evolve Exception Detail Report
99.33	Evolve Valuation Report
99.34	Evolve Data Compare Report
99.35	Evolve QM ATR Data Report
99.36	Evolve Business Purpose Report

99.37	Incenter Lender Services LLC, c/k/a Incenter Diligence Solutions (“Incenter”) Narrative
99.38	Incenter Review Summary Report
99.39	Incenter Exception Report
99.40	Incenter RA Grades Report
99.41	Incenter Final Tape Compare Report
99.42	Incenter Supplemental Data Report
99.43	Incenter QM ATR Report
99.44	Incenter Valuation Summary Report

99.45	Opus Capital Markets Consultants, LLC (“Opus”) Narrative
99.46	Opus Standard Findings Detail Report
99.47	Opus Rating Agency Grades Summary Report
99.48	Opus ATR or QM Report
99.49	Opus Supplemental Data Report
99.50	Opus Business Purpose Report
99.51	Opus Valuation Report
99.52	Opus Data Compare Report

99.53	Selene Diligence LLC (“Selene”) Narrative
99.54	Selene Rating Agency Summary Report
99.55	Selene Standard Findings Report
99.56	Selene Valuation Report
99.57	Selene Supplemental Data Report
99.58	Selene Business Purpose Report
99.59	Selene Data Compare Report
99.60	Selene MLS Report

99.61	Digital Risk, LLC (“Digital Risk”) Narrative
99.62	Digital Risk Findings Summary Report
99.63	Digital Risk Findings Exception Report
99.64	Digital Risk Rating Agency Report
99.65	Digital Risk Valuation Report
99.66	Digital Risk Standard Summary Report
99.67	Digital Risk Standard Report
99.68	Digital Risk Supplemental Report
99.69	Digital Risk Non-QM Supplemental Report